Schedule Of Components Of Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
U.S. and foreign net operating loss carryforwards	$ 366,927	$ 379,610
Deferred rent credit	95,220	101,679
Vacation pay and other accrued compensation	61,356	78,797
Accruals for facility closings	21,027	32,800
Inventory	14,406	13,562
Self-insurance accruals	19,374	20,640
Deferred revenue	6,613	5,893
State credit carryforwards, net of Federal benefit	8,278	13,643
Allowance for bad debts	2,727	2,911
Accrued rebates	121	7,978
Basis difference in fixed assets	39,762
Other items, net	64,230	46,713
Gross deferred tax assets	700,041	704,226
Valuation allowance	(583,172)	(621,719)
Deferred tax assets	116,869	82,507
Internal software	2,799	4,216
Basis difference in fixed assets		32,055
Deferred Subpart F income	10,791	10,791
Undistributed foreign earnings	72,345
Deferred tax liabilities	85,935	47,062
Net deferred tax assets	$ 30,934	$ 35,445